Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Schedule of warrants outstanding

Summary of Outstanding Warrants

The following represents a summary of the warrants outstanding at December 31, 2021:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
August 2013	Liability	Series A-4 redeemable convertible preferred stock (“Series A-4”)	708,493
October 2020	Equity	Common stock	522,009

The following represents a summary of the warrants outstanding at December 31, 2020:

			Number of
			Shares
Issued	Classification	Exercisable for	Issuable
April 2011	Liability	Series A-1 redeemable convertible preferred stock ("Series A-1")	74,784
June 2012	Liability	Series A-3 redeemable convertible preferred stock ("Series A-3")	238,189
August 2013	Liability	Series A-4 redeemable convertible preferred stock ("Series A-4")	708,493
October 2020	Equity	Common stock	522,009